6. Notes Payable	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
6. Notes Payable

6.	Notes Payable

Notes payable consists of the following at December 31:

	2014	2013
Unsecured note payable bearing interest at 7.00%. The note is payable in monthly interest only payments from May 1, 2012 through May 1, 2013, followed by principal and interest payments through May 1, 2015. Paid in full during 2014.	$-	$2,301
Unsecured note payable bearing interest at 6.00%. The note is payable in monthly principal plus interest payments of $1,079 beginning March 1, 2014. During 2014, this note payable was increased to $50,000 and the unpaid principal balance of $46,853 was converted to equity.	-	30,000
Note payable bearing interest at 7.99%. The note is payable in monthly principal plus interest payments of $472 through December, 2020. The note is secured by a vehicle.	26,831	-
Total notes payable	26,831	32,301
Less current portion	(3,560)	(2,301)
Long-term portion of notes payable	$23,271	$30,000

Future annual principal repayments on notes payable are as follows for the years ended December 31:

2015	$3,560
2016	3,944
2017	4,271
2018	4,625
2019	5,008
Thereafter	5,423
Total	$26,831